Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - Undrawn Credit Lines [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount [member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	$ 7,650,382	$ 7,870,260
Net change on exposures	560,338	(106,609)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	440,473	(113,269)
Total	8,651,193	7,650,382
Gross carrying amount [member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	1,055,119	1,135,118
Net change on exposures	110,630	(28,109)
Transfer to Stage 1	21,447	80,990
Transfer to Stage 2	(20,684)	(129,707)
Transfer to Stage 3	(62)	(183)
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	11,998	(2,990)
Total	1,178,448	1,055,119
Gross carrying amount [member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	6,244,331	6,434,148
Net change on exposures	493,150	20,484
Transfer to Stage 1	547,431	516,008
Transfer to Stage 2	(562,964)	(597,956)
Transfer to Stage 3	(4,738)	(18,407)
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	413,356	(109,946)
Total	7,130,566	6,244,331
Gross carrying amount [member] | Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	142,328	83,458
Net change on exposures	(5,814)	11,628
Transfer to Stage 1	(21,447)	(80,990)
Transfer to Stage 2	20,850	129,751
Transfer to Stage 3	(386)	(949)
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	2,281	(570)
Total	137,812	142,328
Gross carrying amount [member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	182,812	207,646
Net change on exposures	(32,854)	(102,141)
Transfer to Stage 1	(547,431)	(515,854)
Transfer to Stage 2	568,515	606,469
Transfer to Stage 3	(2,046)	(14,838)
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	11,027	1,530
Total	180,023	182,812
Gross carrying amount [member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	857	359
Net change on exposures	(446)	(568)
Transfer to Stage 1
Transfer to Stage 2	(166)	(44)
Transfer to Stage 3	448	1,132
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	39	(22)
Total	732	857
Gross carrying amount [member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	24,935	9,531
Net change on exposures	(4,328)	(7,903)
Transfer to Stage 1		(154)
Transfer to Stage 2	(5,551)	(8,513)
Transfer to Stage 3	6,784	33,245
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	1,772	(1,271)
Total	23,612	24,935
ECL [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	78,744	20,816
Net change on exposures	1,273	(3,483)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(1,366)	7,576
Changes to models and assumptions	235	54,148
Foreign exchange adjustments	3,147	(313)
Total	82,033	78,744
ECL [Member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	1,236	234
Net change on exposures	(647)	181
Transfer to Stage 1	28	19
Transfer to Stage 2	(48)	(93)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(2)	(1)
Changes to models and assumptions		899
Foreign exchange adjustments	8	(3)
Total	575	1,236
ECL [Member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	65,078	13,135
Net change on exposures	4,207	(1,726)
Transfer to Stage 1	6,216	7,348
Transfer to Stage 2	(6,833)	(5,942)
Transfer to Stage 3	(68)	(317)
Impact on year-end ECL of exposures transferred between stages during the year	370	(293)
Changes to models and assumptions	(1,574)	53,001
Foreign exchange adjustments	2,594	(128)
Total	69,990	65,078
ECL [Member] | Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	1,038	185
Net change on exposures	(598)	502
Transfer to Stage 1	(28)	(19)
Transfer to Stage 2	159	101
Transfer to Stage 3	(28)	(67)
Impact on year-end ECL of exposures transferred between stages during the year	(73)	77
Changes to models and assumptions		267
Foreign exchange adjustments	15	(8)
Total	485	1,038
ECL [Member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	3,268	2,644
Net change on exposures	(1,345)	(1,262)
Transfer to Stage 1	(6,216)	(7,301)
Transfer to Stage 2	8,760	9,664
Transfer to Stage 3	(33)	(766)
Impact on year-end ECL of exposures transferred between stages during the year	(3,159)	(1,035)
Changes to models and assumptions	(224)	1,294
Foreign exchange adjustments	79	30
Total	1,130	3,268
ECL [Member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	420	78
Net change on exposures	(219)	(174)
Transfer to Stage 1
Transfer to Stage 2	(111)	(8)
Transfer to Stage 3	28	67
Impact on year-end ECL of exposures transferred between stages during the year	192	349
Changes to models and assumptions	1	116
Foreign exchange adjustments	21	(8)
Total	332	420
ECL [Member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as beginning of period	7,704	4,540
Net change on exposures	(125)	(1,004)
Transfer to Stage 1		(47)
Transfer to Stage 2	(1,927)	(3,722)
Transfer to Stage 3	101	1,083
Impact on year-end ECL of exposures transferred between stages during the year	1,306	8,479
Changes to models and assumptions	2,032	(1,429)
Foreign exchange adjustments	430	(196)
Total	$ 9,521	$ 7,704